Income tax (Provisions for federal, foreign and state income taxes) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
State					$ 21,000	$ 8,000
Income tax expense	$ 4,000	$ 2,000	$ 9,000	$ 4,000	21,000	8,000
ElectraMeccanica Vehicles Corp
Current:
State					1,000	23,554
Income tax expense					$ 1,000	$ 23,554